BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 15:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related parties transactions:

	Year ended December 31,
	2010	2011	2012

Sales to a related party	$107	$222	$-
Loan from a related party	$9,703	$-	$-
Interest expenses	$195	$378	$-
b.
In October 2010, the Company entered into agreement with its principal shareholder to install a perimeter security system project at one of his premises in Europe. The work started in December 2010 and was finalized during the first half of 2011.

c.
On September 8, 2010, Ki Corporation provided the Company with a $10,000 bridge loan. The interest rate on the loan was LIBOR + 4%. The interest was paid together with, and in the same manner as, the principal, at the end of the term of the loan. The Company undertook to repay the bridge loan within five business days after the successful completion of the rights offering. The loan was recorded at fair value in the amount of $9,703 using an effective interest rate of 6.7%. The difference between the consideration received and the fair value of the loan was recorded in the statement of changes in shareholders' equity. During 2011, the Company used part of the proceeds from its rights offering for the repayment of the bridge loan,

d.
In May 2008, one of the Company's major shareholders granted to the executive chairman of the Board of Directions the right to purchase 100,000 shares, subject to the same terms and conditions that apply to the exercise of the options the executive chairman received from the Company pursuant to his employment agreement. The employment agreement was approved in the Company's annual shareholders' meeting on August 20, 2008 and consequently, the chairman of the Board of Directors has the right to purchase the shares in three equal annual installments commencing on August 20, 2010 at a price of $7.59 per share. The right to purchase each installment expires after three years. The Company recorded $19 in deferred stock compensation expense with respect to this in 2012.

e.
On December 31, 2007, the Company's then Chairman retired from his position. Pursuant to his retirement agreement as amended, the retired Chairman undertook not to compete with the Company for a period of three years following his retirement. In consideration, the Company agreed to pay the retired Chairman a onetime payment of $360 payable within three months. In addition, the Chairman is entitled to receive certain perquisites from the Company for the rest of his life. The liability as of December 31, 2012 and the special post-benefit expense related to the retirement agreement amounted to $708.